General Information (Details)	Dec. 31, 2019 Number
Statement [Line Items]
Number of employees	8,961
Senior Executives [Member]
Statement [Line Items]
Number of employees	14
Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	439
Other workers [Member]
Statement [Line Items]
Number of employees	8,508
Parent [Member]
Statement [Line Items]
Number of employees	405
Parent [Member] | Senior Executives [Member]
Statement [Line Items]
Number of employees	10
Parent [Member] | Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	89
Parent [Member] | Other workers [Member]
Statement [Line Items]
Number of employees	306